Debt (Details) - Schedule of future contractual maturities of the debt - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Schedule Of Future Contractual Maturities Of The Debt Abstract
2022 (remainder of year)	$ 4,702,020	$ 10,894,128
2023	3,648,993	1,231,699
2024	7,727,643	8,359,976
2025	3,991,953	69,780
2026	419,843	69,780
Thereafter	1,363,639	254,774
Total	$ 21,854,091	$ 20,880,137